Retained Earnings and Dividends Paid - Summary of Changes in Reserve of Remeasurement (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans [abstract]
Beginning balance	₩ 614,805	₩ 98,844
Changes	(376,121)	964,791
Income tax effect	133,134	(338,022)
Transfer to reserve for business expansion	(342,589)	(110,808)
Ending balance	₩ 29,229	₩ 614,805